STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - Colony Bankcorp, Inc. 401(k) Plan	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income
Net appreciation in fair value of investments	$ 3,863,865
Interest and dividends	684,434
Total investment income	4,548,299
Interest income on notes receivable from participants	56,849
Contributions
Employer	1,890,650
Participants	3,260,284
Rollovers	194,503
Total Contributions	5,345,437
Total additions	9,950,585
Deductions
Benefits paid to participants	5,915,965
Deemed distributions of loans	51,813
Administrative expenses	336,974
Total deductions	6,304,752
Net increase	3,645,833
Net assets available for benefits, Beginning of year	34,307,656
Net assets available for benefits, End of year	$ 37,953,489